Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Issued capital [member]	Reserve of share-based payments [member]	Reserve For Warrants [Member]	Accumulated other comprehensive income [member]	Equity attributable to owners of parent [member]	Non-controlling interests [member]	Total
Beginning balance, value at Aug. 31, 2018	$ 96,719	$ 7,189	$ 890	$ (79,005)	$ 25,793	$ 514	$ 26,307
Balance, number (in shares) at Aug. 31, 2018	125,162,803
IfrsStatementLineItems [Line Items]
Issued for cash, net of share issue costs	$ 6,724				6,724		6,724
Issued for cash, net of share issue costs (In Shares)	13,435,503
Shares issued for interest on gold loans and convertible loans	$ 528				528		528
Shares issued for interest on gold loans and convertible loans (In Shares)	1,836,229
Shares issued as financing fee for loans (Note 22 and 24)	$ 439				439		439
Shares issued as financing fee for loans (Note 22 and 24) (In Shares)	686,446
Issued for settlement of loans (Note 22 and 24)	$ 2,099				2,099		2,099
Issued for settlement of loans (Note 22 and 24) (In Shares)	7,789,895
Transfer of conversion component on conversion of convertible loans	$ 1,058	(1,058)
Stock options exercised	$ 20				20		20
Stock options exercised (in Shares)	63,333
Transfer of reserve on exercise of options	$ 21	(21)
Warrants issued (Note 7)	$ 162		(162)
Warrants exercised (In Shares)	85,127
Issued in trust for legal appeal	$ 448				448		448
Issued in trust for legal appeal (in Shares)	1,332,222
Conversion component of convertible loans		125			125		125
Share based compensation - Stock options		178			178		178
Net loss for the period				(22,981)	(22,981)	(90)	(23,071)
Ending balance, value at Aug. 31, 2019	$ 108,218	6,413	728	(101,986)	13,373	424	13,797
Balance, number (in shares) at Aug. 31, 2019	150,391,558
IfrsStatementLineItems [Line Items]
Issued for cash, net of share issue costs	$ 3,441				3,441		3,441
Issued for cash, net of share issue costs (In Shares)	6,768,634
Shares issued for interest on gold loans and convertible loans	$ 584				584		584
Shares issued for interest on gold loans and convertible loans (In Shares)	1,463,855
Shares issued as financing fee for loans (Note 22 and 24)	$ 477				477		477
Shares issued as financing fee for loans (Note 22 and 24) (In Shares)	1,025,762
Issued for settlement of loans (Note 22 and 24)	$ 11,382				11,382		11,382
Issued for settlement of loans (Note 22 and 24) (In Shares)	29,267,417
Transfer of conversion component on conversion of convertible loans	$ 4,286	(4,286)
Warrants issued (Note 7)	$ 3,484				3,484		3,484
Warrants exercised (In Shares)	5,434,896
Shares issued for compensation	$ 3,228				3,228		3,228
Shares issued for compensation (In Shares)	5,623,000
Conversion component of convertible loans		613			613		613
Share based compensation - Stock options		8			8		8
Net loss for the period				(11,467)	(11,467)	(678)	(12,145)
Ending balance, value at Aug. 31, 2020	$ 135,100	2,748	728	(113,453)	25,123	(254)	24,869
Balance, number (in shares) at Aug. 31, 2020	199,975,122
IfrsStatementLineItems [Line Items]
Issued for cash, net of share issue costs	$ 23,226				23,226		23,226
Issued for cash, net of share issue costs (In Shares)	38,477,666
Share based compensation - bonus shares accrued		2,933			2,933		2,933
Transfer of conversion component on conversion of convertible loans
Transfer of reserve on exercise of options	1	(1)
Warrants issued (Note 7)	$ (8,710)		878		(7,832)		(7,832)
Warrants exercised (In Shares)
Issued for settlement of convertible debentures (Note 25)	$ 7,015				7,015		7,015
Issued for settlement of convertible debentures (Note 25) (In Shares)	12,150,447
Shares issued for settlement of debts related to convertible and gold loans (Note 15)	$ 1,497				1,497		1,497
Shares issued for settlement of debts related to convertible and gold loans (Note 15) (In Shares)	4,266,321
Options exercised (Note 7)
Options exercised (Note 7) (In Shares)	1,000
Share based compensation - Stock options
Net loss for the period				(4,004)	(4,004)	(1,279)	(5,283)
Ending balance, value at Aug. 31, 2021	$ 158,129	$ 5,680	$ 1,606	$ (117,457)	$ 47,958	$ (1,533)	$ 46,425
Balance, number (in shares) at Aug. 31, 2021	254,870,556